Goodwill and Intangibles (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in the carrying amount of goodwill

Changes in the carrying amount of goodwill are as follows (in thousands):

	Gross Carrying Amount
	EGM	Table Products	Interactive	Total
Balance at December 31, 2016	$242,796	$3,400	$4,828	$251,024
Foreign currency adjustments	2,380	—	—	2,380
Acquisition	—	4,441	—	4,441

Balance at September 30, 2017	$245,176	$7,841	$4,828	$257,845

There were no accumulated impairments of goodwill as of December 31, 2016. Changes in the carrying amount of goodwill are as follows (in thousands):

	Gross Carrying Amount
	EGM	Table Products	Interactive	Total
Balance at December 31, 2014	$77,617	$—	$—	$77,617
Acquisition—Cadillac Jack	171,497	—	—	171,497
Acquisition—AGSi	—	—	4,855	4,855
Acquisition—Intellectual Property	—	2,600	—	2,600
Foreign currency adjustments	(2,282)	—	—	(2,282)
Other	(409)	—	(27)	(436)

Balance at December 31, 2015	246,423	2,600	4,828	253,851
Foreign currency adjustments	(3,627)	—	—	(3,627)
Purchase accounting adjustment	—	800	—	800

Balance at December 31, 2016	$242,796	$3,400	$4,828	$251,024

Schedule of intangible assets (indefinite-lived)

Intangible assets consist of the following (in thousands):

		December 31, 2016			September 30, 2017
	Useful Life (years)	Gross Value	Accumulated Amortization	Net Carrying Value	Gross Value	Accumulated Amortization	Net Carrying Value
Indefinite lived trade names	Indefinite	$12,126	$—	$12,126	$12,126	$—	$12,126
Trade and brand names	3 - 5	13,600	(4,671)	8,929	13,800	(6,883)	6,917
Customer relationships	5 - 12	165,078	(49,528)	115,550	167,410	(64,857)	102,553
Contract rights under development and placement fees	1 - 7	16,488	(5,235)	11,253	16,692	(8,728)	7,964
Gaming software and technology platforms	2 - 7	123,596	(49,014)	74,582	133,143	(63,356)	69,787
Intellectual property	3 - 10	12,780	(2,343)	10,437	15,880	(3,459)	12,421

		$343,668	$(110,791)	$232,877	$359,051	$(147,283)	$211,768

Intangible assets consist of the following (in thousands):

		December 31, 2015			December 31, 2016
	Useful Life (years)	Gross Value	Accumulated Amortization	Net Carrying Value	Gross Value	Accumulated Amortization	Net Carrying Value
Indefinite lived trade names	Indefinite	$12,126	$—	$12,126	$12,126	$—	$12,126
Trade and brand names	7	13,600	(1,721)	11,879	13,600	(4,671)	8,929
Customer relationships	7	170,927	(26,676)	144,251	165,078	(49,528)	115,550
Contract rights under development and placement fees	1—7	16,311	(548)	15,763	16,488	(5,235)	11,253
Gaming software and technology platforms	1—7	116,930	(23,735)	93,195	123,596	(49,014)	74,582
Intellectual property	10—12	14,030	(888)	13,142	12,780	(2,343)	10,437

		$343,924	$(53,568)	$290,356	$343,668	$(110,791)	$232,877

Schedule of estimated amortization expense on software development

The estimated amortization expense of definite-lived intangible assets as well as the accretion of contract rights under development and placement fees, for each of the next five years and thereafter is as follows (in thousands):

	Amortization Expense	Placement Fee Accretion
For the year ended December 31,
2017	$50,153	$4,564
2018	48,626	3,794
2019	42,064	2,609
2020	25,951	57
2021	7,655	39
Thereafter	35,050	189

Total	$209,499	$11,252